Share-based payments - Summary of plans (Details)	12 Months Ended
Sep. 30, 2020 AUD ($) $ / shares
Westpac Long Term Variable Reward Plan (LTVR)
Share-based payments
Performance period	4 years
Holding lock period	1 year
Vesting period	4 years
Westpac Long Term Variable Reward Plan (LTVR) | 2011 to 2014 Award Dates
Share-based payments
Performance period	3 years
Vesting period	3 years
Westpac Long Term Variable Reward Plan (LTVR) | 2015 Awards
Share-based payments
Performance period	4 years
Performance period, cash EPS (CAGR)	3 years
Holding lock period	1 year
Westpac Long Term Variable Reward Plan (LTVR) | Share rights
Share-based payments
Cost of shares allocated	$ 0
Exercise price | $ / shares	$ 0
Westpac Performance Plan (WPP) | Share rights
Share-based payments
Cost of shares allocated	$ 0
Exercise price | $ / shares	$ 0
RSP
Share-based payments
Cost of shares allocated	$ 0
Employee Share Plan (ESP)
Share-based payments
Cost of shares allocated	0
Threshold amount of shares allocated at free of cost per employee	$ 1,000
Service conditions	3 years
Vesting period	1 year